Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 648,551	¥ 701,875	¥ 681,864
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization (Note 8)	1,910,698	1,962,534	2,012,064
Impairment losses	9,555	1,094	4,582
Deferred taxes (Note 11)	136,571	26,779	(47,471)
Goodwill and other intangible assets impairments (Note 8)	5,470	2,773	3,916
Loss on disposal of property, plant and equipment	85,452	104,730	111,024
Gains on sales of property, plant and equipment	(31,083)	(4,716)	(14,940)
Equity in (earnings) losses of affiliated companies (Note 6)	2,986	(1,670)	(8,794)
(Increase) decrease in notes and accounts receivable, trade	(175,606)	24,299	(16,641)
(Increase) decrease in inventories (Note 5)	(13,353)	(11,745)	27,818
(Increase) decrease in other current assets	(9,877)	(53,605)	(11,026)
Increase (decrease) in accounts payable, trade and accrued payroll	23,499	(28,533)	(49,722)
Increase (decrease) in accrued consumption tax	7,975	512	4,898
Increase (decrease) in accrued interest	(973)	841	(1,176)
Increase (decrease) in advances received	(17,330)	26,392	37,613
Increase (decrease) in accrued taxes on income	(10,883)	(56,536)	(31,409)
Increase (decrease) in other current liabilities	17,873	(12,355)	(21,318)
Increase (decrease) in liability for employees' retirement benefits	(19,382)	(32,312)	28,274
Increase (decrease) in other long-term liabilities	(36,923)	68,856	117,864
Other	(24,921)	111,659	(9,584)
Net cash provided by operating activities	2,508,299	2,830,872	2,817,836
Cash flows from investing activities:
Payments for property, plant and equipment	(1,395,087)	(1,410,827)	(1,370,923)
Payments for acquisitions of intangible assets	(458,176)	(484,159)	(545,397)
Proceeds from sale of property, plant and equipment	64,789	13,445	41,288
Payments for purchase of non-current investments	(59,400)	(43,017)	(37,220)
Proceeds from sale and redemption of non-current investments	14,756	23,921	20,611
Acquisitions of subsidiaries, net of cash acquired	(47,632)	(382,780)	(52,436)
Payments for purchase of short-term investments	(1,181,657)	(768,594)	(443,195)
Proceeds from redemption of short-term investments	1,048,024	988,780	86,306
Other	43,137	11,019	(7,942)
Net cash used in investing activities	(1,971,246)	(2,052,212)	(2,308,908)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)	680,055	801,185	450,378
Payments for settlement of long-term debt (Note 9)	(719,232)	(782,512)	(538,026)
Proceeds from issuance of short-term debt (Note 9)	1,261,125	2,554,569	3,466,397
Payments for settlement of short-term debt (Note 9)	(1,520,909)	(2,524,709)	(3,544,696)
Dividends paid	(167,980)	(158,783)	(152,177)
Proceeds from sale of (payments for acquisition of) treasury stock, net (Note 13)	(381,869)	(234)	(296)
Acquisition of treasury stocks by subsidiary (Note 18)	(2,914)	(30,092)	(20,174)
Other	(96,334)	(109,002)	(312,703)
Net cash used in financing activities	(948,058)	(249,578)	(651,297)
Effect of exchange rate changes on cash and cash equivalents	(4,010)	(4,986)	654
Net increase (decrease) in cash and cash equivalents	(415,015)	524,096	(141,715)
Cash and cash equivalents at beginning of year	1,435,158	911,062	1,052,777
Cash and cash equivalents at end of year (Note 4)	1,020,143	1,435,158	911,062
Cash paid during the year for:
Interest	58,683	54,483	56,322
Income taxes, net	449,405	519,205	511,261
Noncash investing and financing activities:
Capital lease obligations incurred during the year	20,299	21,969	26,387
Acquisition of stocks through share exchanges (Note 7)			15,023
Acquisitions of exchangeable bonds through share exchange (Note 7)			20,821
Acquisitions of stocks through conversion of exchangeable bonds (Note 7)			26,326
Cancellation of treasury stock (Note 13)	¥ 566,551	¥ 602,892